Goodwill and Other Intangible Assets, net - Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets [Line Items]
Amortization expense	$ 89.9	$ 88.6	$ 81.6